Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2014 and 2013 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2014:
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$3,599	$—	$3,599	$—

Total securities available for sale	$3,599	$—	$3,599	$—

March 31, 2013:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$5,225	$—	$5,225	$—
Federal National Mortgage Association	5,170	—	5,170	—
Debt securities:
Government-sponsored enterprises	5,004	—	5,004	—

Total securities available for sale	$15,399	$—	$15,399	$—

Assets Measured at Fair Value on Non-Recurring Basis

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2014 are as follow:

Description	Carrying Value	Quoted Prices Markets for Identical Assets	Significant Observable Inputs	(Level 3) Unobservable Inputs
	(In Thousands)
March 31, 2014
Impaired loans	$72	$—	$—	$72

Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(Dollars in Thousand)
March 31, 2014
Impaired Loan	$72	Market valuation of underlying collateral (1)	Selling costs (2)	9% (9%)

(1)	Fair value is based on short sale price.
(2)	Includes estimated costs to sell.

Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments are as follows:

March 31, 2014	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$192,581	$192,581	$192,581	$—	$—
Securities available for sale	3,599	3,599	—	3,599	—
Securities held to maturity	418,696	421,064	—	421,064	—
Net loans receivable	584,507	584,131	—	—	584,131
Federal Home Loan Bank of New York stock	7,889	7,889	—	7,889	—
Interest receivable	3,281	3,281	—	3,281	—
Financial liabilities:
Deposits	763,912	768,233	—	768,233	—
FHLB advances	142,500	146,655	—	146,655	—
Stock subscription deposits	154,345	154,345	154,345	—	—
Interest payable	267	267	—	267	—

March 31, 2013	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$25,896	$25,896	$25,896	$—	$—
Securities available for sale	15,399	15,399	—	15,399	—
Securities held to maturity	462,728	479,339	—	479,339	—
Net loans receivable	456,812	485,249	—	—	485,249
Federal Home Loan Bank of New York stock	3,897	3,897	—	3,897	—
Interest receivable	3,177	3,177	—	3,177	—
Financial liabilities:
Deposits	763,692	770,479	—	770,479	—
FHLB advances	52,500	59,786	—	59,786	—
Interest payable	175	175	—	175	—